Significant transactions	12 Months Ended
Dec. 31, 2022
Significant Transactions [Abstract]
Significant transactions	Significant transactions
Significant transactions in 2022
Vision Care - Acquisition of Aerie Pharmaceuticals, Inc.
On November 21, 2022, Alcon acquired 100% of the outstanding shares and equity of Aerie Pharmaceuticals, Inc. ("Aerie"), a pharmaceutical company focused on the discovery, development, manufacturing and commercialization of first-in-class ophthalmic therapies. Pursuant to the terms of the Agreement and Plan of Merger, Alcon paid $15.25 per share to acquire all outstanding shares of Aerie's common stock. The total purchase consideration amounted to $744 million and total cash paid for the net identifiable assets recognized, net of cash acquired, was $666 million. Alcon also assumed debt of $316 million. This transaction was accounted for as a business combination that resulted in goodwill of $65 million. Refer to Note 21.1 to these Consolidated Financial Statements for additional information regarding the acquisition. The total purchase consideration was funded with proceeds from a bridge loan facility agreement (the "2022 Bridge Loan Facility") on November 21, 2022. Refer to Note 16 to these Consolidated Financial Statements for additional information regarding the 2022 Bridge Loan Facility.
Series 2032 Notes and Series 2052 Notes issuance
On December 6, 2022, Alcon, through its wholly owned subsidiary Alcon Finance Corporation (“AFC”), completed a private offering of non-current financial debt consisting of $700 million of 5.375% senior notes due 2032 and $600 million of 5.750% senior notes due 2052. The funds borrowed through the issuance, together with cash, were used to repay the remaining $640 million Facility B term loan and the $775 million 2022 Bridge Loan Facility. Refer to Note 16 to these Consolidated Financial Statements for additional information.
Vision Care - Acquisition of Eysuvis and Inveltys products
On July 8, 2022, Alcon acquired two pharmaceutical ophthalmic eye drops, Eysuvis and Inveltys, from Kala Pharmaceuticals, Inc. The acquisition complements Alcon’s existing portfolio in the large and fast-growing dry eye category. Pursuant to the terms of the Asset Purchase Agreement, Alcon paid total upfront consideration of $60 million for Eysuvis and Inveltys, paid an additional amount to purchase certain related inventory and assumed certain liabilities of approximately $14 million for a purchase consideration of $79 million. In addition, Alcon agreed to potentially pay additional amounts upon achievement of certain commercial milestones if annual sales exceed defined targets that expire after 2029. The purchase consideration was allocated using the relative fair value approach primarily to currently marketed product intangible assets within the Vision Care reportable segment of $71 million and assumed liabilities of $14 million.
Series 2028 Notes issuance
On May 31, 2022, Alcon, through its wholly owned subsidiary Alcon Finance B.V. (“AFBV”), completed a public offering of $537 million (EUR500 million) of non-current EUR denominated financial debt consisting of 2.375% senior notes due 2028. The funds borrowed through the issuance were used to repay the $376 million (EUR350 million) Facility C term loan in full and partially repay $160 million of the Facility B term loan. Refer to Note 16 to these Consolidated Financial Statements for additional information.
Surgical - Acquisition of Ivantis, Inc.
On January 7, 2022, Alcon acquired 100% of the outstanding shares and equity of Ivantis, Inc., a privately-held, US-based company and manufacturer of the Hydrus Microstent, a minimally-invasive glaucoma surgery (“MIGS”) device designed to lower intraocular pressure for open-angle glaucoma patients, for total upfront consideration of $479 million and additional amounts to be potentially paid upon achievement of development and commercial milestones. The acquisition expands Alcon’s surgical portfolio and is expected to help provide a platform for more growth in the glaucoma space. Refer to Note 21.2 to these Consolidated Financial Statements for additional information regarding this transaction which was accounted for as an asset acquisition.
Significant transactions in 2021
Vision Care - Acquisition of Simbrinza US commercialization rights
On April 28, 2021, Alcon executed an Asset Purchase Agreement (“Agreement”) to acquire exclusive US commercialization rights to a pharmaceutical ophthalmic eye drop, Simbrinza (brinzolamide/brimonidine tartrate ophthalmic suspension) 1%/0.2% from Novartis. Under the terms of the Agreement, Alcon paid $355 million at closing on June 8, 2021 and recognized the intangible asset acquisition as currently marketed products within the Vision Care reportable segment. After closing, Alcon and Novartis immediately began a transition period during which Novartis sold Simbrinza on Alcon's behalf. The transition period concluded during the third quarter of 2021 and Alcon began to fully commercialize Simbrinza for the US market. Novartis retains all rights to Simbrinza® outside of the US.
Significant transactions in 2020
Series 2030 Notes issuance
On May 27, 2020, Alcon, through its wholly owned subsidiary AFC, completed an offering of $750 million of non-current financial debt consisting of 2.600% senior notes due 2030. The senior notes are described in Note 16 of these Consolidated Financial Statements.